Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Disciplined Small Cap Portfolio
September 30, 2025
VDSC-NPRT3-1125
1.837324.119
Common Stocks - 98.2%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd (a)	53,071	434,121
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (b)	10,747	203,225
CANADA - 0.4%
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (b)	38,664	427,238
Xenon Pharmaceuticals Inc (b)	6,096	244,754
		671,992
Information Technology - 0.3%
Software - 0.3%
D-Wave Quantum Inc (a)(b)	35,323	872,831
Materials - 0.0%
Metals & Mining - 0.0%
Novagold Resources Inc (United States) (b)	20,255	178,244
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	58,151	243,071
TOTAL CANADA		1,966,138
IRELAND - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC (b)	15,552	980,398
MONACO - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	13,000	728,650
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Inc (a)	22,853	272,179
TOTAL MONACO		1,000,829
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	54,099	1,192,883
SWITZERLAND - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
ADC Therapeutics SA (a)(b)	40,126	160,504
CRISPR Therapeutics AG (a)(b)	9,278	601,307

TOTAL SWITZERLAND		761,811
THAILAND - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Fabrinet (b)	11,417	4,162,867
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Indivior PLC (b)	10,571	254,867
UNITED STATES - 96.0%
Communication Services - 3.3%
Diversified Telecommunication Services - 1.0%
Atn International Inc	23,406	350,388
Bandwidth Inc Class A (b)	112,670	1,878,209
IDT Corp Class B	3,926	205,369
Lumen Technologies Inc (b)	375,273	2,296,671
		4,730,637
Entertainment - 0.6%
AMC Entertainment Holdings Inc Class A (a)(b)	21,619	62,695
Cinemark Holdings Inc	30,817	863,493
Eventbrite Inc Class A (b)	122,062	307,596
Lionsgate Studios Corp	34,968	241,279
Madison Square Garden Entertainment Corp Class A (a)(b)	17,877	808,755
Marcus Corp/The	12,034	186,647
Playtika Holding Corp	48,876	190,128
Sphere Entertainment Co Class A (a)(b)	5,031	312,526
		2,973,119
Interactive Media & Services - 1.1%
TrueCar Inc (b)	134,139	246,816
Vimeo Inc Class A (b)	369,520	2,863,780
Yelp Inc Class A (b)	73,148	2,282,218
ZipRecruiter Inc Class A (b)	31,843	134,377
		5,527,191
Media - 0.5%
Cable One Inc	1,207	213,699
Gannett Co Inc (b)	85,067	351,327
John Wiley & Sons Inc Class A	40,361	1,633,410
Stagwell Inc Class A (a)(b)	14,512	81,703
TEGNA Inc	5,292	107,586
		2,387,725
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems Inc	16,694	655,072
TOTAL COMMUNICATION SERVICES		16,273,744

Consumer Discretionary - 10.5%
Automobile Components - 0.9%
American Axle & Manufacturing Holdings Inc (b)	81,335	488,823
Cooper-Standard Holdings Inc (a)(b)	14,376	530,906
Goodyear Tire & Rubber Co/The (b)	36,926	276,206
Phinia Inc	51,018	2,932,515
		4,228,450
Automobiles - 0.2%
Winnebago Industries Inc	27,408	916,523
Broadline Retail - 0.2%
Groupon Inc (a)(b)	48,869	1,141,091
Diversified Consumer Services - 0.9%
Adtalem Global Education Inc (b)	6,887	1,063,697
Chegg Inc (b)	205,378	310,121
Coursera Inc (b)	40,964	479,688
Graham Holdings Co Class B	614	722,868
Strategic Education Inc	5,595	481,226
Universal Technical Institute Inc (b)	36,881	1,200,477
		4,258,077
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment Inc Class A (b)	20,112	222,640
Brinker International Inc (b)	4,321	547,384
Global Business Travel Group I Class A (b)	188,173	1,520,438
Life Time Group Holdings Inc (b)	94,226	2,600,638
Light & Wonder Inc Class A (b)	22,317	1,873,289
Marriott Vacations Worldwide Corp	5,569	370,673
Monarch Casino & Resort Inc	9,283	982,513
Red Rock Resorts Inc Class A	500	30,529
Shake Shack Inc Class A (b)	15,280	1,430,361
		9,578,465
Household Durables - 2.5%
Cavco Industries Inc (b)	1,629	946,009
Ethan Allen Interiors Inc	17,128	504,590
Flexsteel Industries Inc	11,896	551,380
Installed Building Products Inc	4,345	1,071,738
KB Home	2,955	188,055
M/I Homes Inc (b)	15,424	2,227,843
Meritage Homes Corp	40,657	2,944,787
Sonos Inc (b)	179,762	2,840,240
Taylor Morrison Home Corp (b)	17,485	1,154,185
		12,428,827
Leisure Products - 0.6%
Peloton Interactive Inc Class A (b)	125,000	1,125,000
Sturm Ruger & Co Inc	11,790	512,511
Topgolf Callaway Brands Corp (b)	148,360	1,409,420
		3,046,931
Specialty Retail - 3.0%
Abercrombie & Fitch Co Class A (b)	29,438	2,518,421
Advance Auto Parts Inc	2,670	163,938
America's Car-Mart Inc/TX (a)(b)	4,180	122,098
Carparts Com Inc (b)	134,272	95,481
Carvana Co Class A (b)	6,548	2,470,168
National Vision Holdings Inc (b)	6,677	194,902
ODP Corp/The (b)	16,613	462,672
Petco Health & Wellness Co Inc Class A (b)	559,912	2,166,859
RealReal Inc/The (b)	11,527	122,532
Sally Beauty Holdings Inc (b)	58,062	945,249
Sonic Automotive Inc Class A (a)	8,521	648,363
Stitch Fix Inc Class A (b)	24,266	105,557
ThredUp Inc Class A (b)	51,587	487,497
Upbound Group Inc	75,913	1,793,824
Urban Outfitters Inc (b)	33,674	2,405,334
		14,702,895
Textiles, Apparel & Luxury Goods - 0.3%
G-III Apparel Group Ltd (b)	9,396	250,028
Oxford Industries Inc	3,543	143,633
Rocky Brands Inc	4,032	120,113
Wolverine World Wide Inc	31,165	855,168
		1,368,942
TOTAL CONSUMER DISCRETIONARY		51,670,201

Consumer Staples - 1.2%
Beverages - 0.1%
National Beverage Corp (a)(b)	6,690	246,995
Consumer Staples Distribution & Retail - 0.5%
Natural Grocers by Vitamin Cottage Inc (a)	14,527	581,080
Sprouts Farmers Market Inc (b)	1,964	213,683
United Natural Foods Inc (b)	40,739	1,532,601
		2,327,364
Food Products - 0.5%
Cal-Maine Foods Inc	10,158	955,868
Calavo Growers Inc	30,890	795,108
Utz Brands Inc Class A	70,219	853,161
		2,604,137
Household Products - 0.0%
Central Garden & Pet Co Class A (b)	7,487	221,091
Personal Care Products - 0.1%
Honest Co Inc/The (a)(b)	72,595	267,150
Medifast Inc (b)	9,413	128,675
		395,825
TOTAL CONSUMER STAPLES		5,795,412

Energy - 4.3%
Energy Equipment & Services - 1.5%
Archrock Inc	108,270	2,848,584
Expro Group Holdings NV (b)	85,332	1,013,744
Helix Energy Solutions Group Inc (b)	87,292	572,636
Helmerich & Payne Inc	35,559	785,498
Innovex International Inc (a)(b)	10,406	192,926
Nabors Industries Ltd (a)(b)	9,766	399,137
Nabors Industries Ltd warrants 6/11/2026 (b)	4,751	3,088
Oceaneering International Inc (b)	9,102	225,548
Oil States International Inc (b)	48,119	291,601
Solaris Energy Infrastructure Inc Class A	12,348	493,550
Transocean Ltd (b)	179,509	560,068
		7,386,380
Oil, Gas & Consumable Fuels - 2.8%
California Resources Corp	18,459	981,650
Core Natural Resources Inc	6,873	573,758
Crescent Energy Co Class A (a)	141,402	1,261,306
Delek US Holdings Inc	48,400	1,561,868
Dorian LPG Ltd	12,570	374,586
Energy Fuels Inc/Canada (United States) (a)(b)	11,221	172,242
Excelerate Energy Inc Class A	102,057	2,570,816
Gulfport Energy Corp (b)	1,287	232,921
Murphy Oil Corp (a)	111,348	3,163,397
Sable Offshore Corp (a)(b)	3,703	64,654
Uranium Energy Corp (a)(b)	75,095	1,001,767
World Kinect Corp	80,128	2,079,322
		14,038,287
TOTAL ENERGY		21,424,667

Financials - 16.7%
Banks - 8.0%
Ameris Bancorp (a)	26,336	1,930,692
Associated Banc-Corp	72,701	1,869,143
Atlantic Union Bankshares Corp (a)	5,895	208,035
Axos Financial Inc (b)	19,183	1,623,841
BancFirst Corp	4,461	564,093
Bancorp Inc/The (b)	9,787	732,948
Bank of Hawaii Corp	19,826	1,301,379
Burke & Herbert Financial Services Corp	7,514	463,539
Business First Bancshares Inc	3,596	84,901
Byline Bancorp Inc	9,672	268,205
Cadence Bank	17,661	662,994
Capital City Bank Group Inc	1,334	55,747
Cathay General Bancorp	3,521	169,043
Central Pacific Financial Corp	41,820	1,268,819
Community Financial System Inc	4,753	278,716
Community Trust Bancorp Inc	13,199	738,484
FB Financial Corp	11,573	645,079
First Bancorp/Southern Pines NC	4,830	255,459
First Busey Corp	47,035	1,088,860
First Commonwealth Financial Corp	18,131	309,134
First Financial Bancorp	21,578	544,845
First Financial Bankshares Inc	35,407	1,191,446
First Merchants Corp	40,528	1,527,906
Flushing Financial Corp	17,379	240,004
Fulton Financial Corp	8,571	159,678
Great Southern Bancorp Inc	16,726	1,024,468
Hilltop Holdings Inc	23,579	788,010
Independent Bank Corp/MI	2,985	92,459
Lakeland Financial Corp (a)	22,603	1,451,113
Live Oak Bancshares Inc	41,595	1,464,976
NB Bancorp Inc (a)	105,173	1,856,303
Nbt Bancorp Inc	4,672	195,103
Northfield Bancorp Inc	77,975	920,105
Northrim BanCorp Inc	5,972	129,354
Northwest Bancshares Inc	193,773	2,400,847
Old National Bancorp/IN	27,158	596,118
Old Second Bancorp Inc	4,030	69,658
Origin Bancorp Inc	4,345	149,989
Park National Corp	5,997	974,692
Provident Financial Services Inc	40,195	774,960
Renasant Corp (a)	11,391	420,214
S&T Bancorp Inc	4,458	167,576
Sierra Bancorp	11,332	327,608
Simmons First National Corp Class A	50,052	959,497
Trustmark Corp	7,952	314,899
UMB Financial Corp	8,319	984,554
United Bankshares Inc/WV	21,021	782,191
United Community Bank/SC	51,509	1,614,807
Washington Trust Bancorp Inc	6,982	201,780
WesBanco Inc	76,118	2,430,448
		39,274,719
Capital Markets - 2.2%
Acadian Asset Management Inc	31,802	1,531,584
BGC Group Inc Class A	275,167	2,603,080
Federated Hermes Inc Class B	43,856	2,277,442
Oppenheimer Holdings Inc Class A	1,660	122,691
Piper Sandler Cos	425	147,471
StoneX Group Inc (b)	15,601	1,574,453
WisdomTree Inc (a)	187,529	2,606,653
		10,863,374
Consumer Finance - 2.1%
Bread Financial Holdings Inc	1,760	98,155
Dave Inc Class A (b)	6,488	1,293,383
Encore Capital Group Inc (b)	54,781	2,286,559
EZCORP Inc Class A (a)(b)	98,975	1,884,484
FirstCash Holdings Inc	9,979	1,580,873
Lendingtree Inc (b)	12,778	827,120
NerdWallet Inc Class A (b)	25,229	271,464
PROG Holdings Inc	55,926	1,809,765
Regional Management Corp	9,008	350,952
		10,402,755
Financial Services - 1.5%
Compass Diversified Holdings	170,334	1,127,611
Essent Group Ltd	2,054	130,551
Federal Agricultural Mortgage Corp Class C	1,133	190,321
Flywire Corp (b)	70,092	949,046
NCR Atleos Corp (b)	12,221	480,408
NMI Holdings Inc (b)	54,431	2,086,885
Payoneer Global Inc (b)	328,439	1,987,056
Repay Holdings Corp Class A (a)(b)	38,256	200,079
Waterstone Financial Inc	16,975	264,810
		7,416,767
Insurance - 2.8%
Amerisafe Inc	682	29,898
CNO Financial Group Inc	1,809	71,545
Genworth Financial Inc Class A (b)	181,049	1,611,336
HCI Group Inc	8,624	1,655,204
Heritage Insurance Holdings Inc (b)	21,188	533,514
Horace Mann Educators Corp	56,976	2,573,606
Kingstone Cos Inc	9,025	132,668
Lemonade Inc (a)(b)	15,179	812,532
Oscar Health Inc Class A (a)(b)	17,988	340,513
Root Inc/OH Class A (a)(b)	3,912	350,163
Selective Insurance Group Inc	24,793	2,009,969
Selectquote Inc (b)	159,716	313,043
Trupanion Inc (b)	24,306	1,051,964
United Fire Group Inc	40,737	1,239,220
Universal Insurance Holdings Inc	37,089	975,441
		13,700,616
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Kkr Real Estate Finance Trust Inc (a)	65,620	590,580
TPG RE Finance Trust Inc	43,926	376,007
		966,587
TOTAL FINANCIALS		82,624,818

Health Care - 14.5%
Biotechnology - 6.7%
ACADIA Pharmaceuticals Inc (b)	36,486	778,611
ADMA Biologics Inc (b)	29,721	435,710
Agios Pharmaceuticals Inc (b)	2,509	100,711
Akebia Therapeutics Inc (b)	148,886	406,459
Akero Therapeutics Inc (b)	16,457	781,378
Alkermes PLC (b)	34,115	1,023,450
Altimmune Inc (b)	71,769	270,569
Amicus Therapeutics Inc (b)	76,405	602,071
Anika Therapeutics Inc (a)(b)	7,615	71,581
Arcellx Inc (b)	3,063	251,472
Arcus Biosciences Inc (b)	37,168	505,485
Arcutis Biotherapeutics Inc (a)(b)	13,065	246,275
ArriVent Biopharma Inc (b)	4,089	75,442
Arrowhead Pharmaceuticals Inc (b)	12,096	417,191
Atara Biotherapeutics Inc (b)	16,238	232,691
Atreca Inc Class A rights (a)(b)(c)	11,775	0
Avidity Biosciences Inc (b)	12,877	561,051
Beam Therapeutics Inc (b)	5,788	140,475
BioCryst Pharmaceuticals Inc (b)	54,905	416,729
Biohaven Ltd (b)	26,665	400,242
Black Diamond Therapeutics Inc (b)	86,058	326,160
Blueprint Medicines Corp rights (b)(c)	7,313	0
Bridgebio Pharma Inc (b)	21,412	1,112,140
C4 Therapeutics Inc (a)(b)	50,447	111,992
Cardiff Oncology Inc (a)(b)	31,282	64,441
CareDx Inc (b)	27,501	399,865
Carisma Therapeutics Inc rights (b)(c)	165,842	2
Cartesian Therapeutics Inc rights (b)(c)	46,724	13,550
Catalyst Pharmaceuticals Inc (b)	29,052	572,324
Celldex Therapeutics Inc (b)	3,758	97,219
CG oncology Inc (b)	2,946	118,665
Cogent Biosciences Inc (b)	40,394	580,058
Concentra Biosciences LLC rights (b)(c)	20,028	2,063
Cytokinetics Inc (b)	13,901	763,999
CytomX Therapeutics Inc (b)	108,311	345,512
Day One Biopharmaceuticals Inc (b)	31,701	223,492
Denali Therapeutics Inc (b)	11,123	161,506
Design Therapeutics Inc (b)	25,200	189,756
Dynavax Technologies Corp (b)	4,990	49,551
Emergent BioSolutions Inc (a)(b)	35,532	313,392
Erasca Inc (a)(b)	96,321	209,980
GRAIL Inc (a)(b)	7,885	466,240
Ideaya Biosciences Inc (b)	7,730	210,333
Inhibrx Biosciences Inc (b)	8,094	272,606
Insmed Inc (b)	2,119	305,157
Iovance Biotherapeutics Inc (a)(b)	20,681	44,878
Ironwood Pharmaceuticals Inc Class A (b)	139,320	182,509
Jasper Therapeutics Inc Class A (a)(b)	11,899	28,320
Jounce Therapeutics Inc rights (b)(c)	67,389	1
Kalaris Therapeutics Inc (a)(b)	7,806	45,119
KalVista Pharmaceuticals Inc (a)(b)	20,394	248,399
Kiniksa Pharmaceuticals International Plc Class A (b)	14,289	554,842
Kodiak Sciences Inc (b)	41,169	673,937
Krystal Biotech Inc (b)	2,920	515,468
Kura Oncology Inc (b)	13,338	118,041
Kymera Therapeutics Inc (b)	4,320	244,512
MacroGenics Inc (b)	39,900	67,032
Madrigal Pharmaceuticals Inc (b)	3,743	1,716,765
MiMedx Group Inc (b)	51,330	358,283
Mirum Pharmaceuticals Inc (b)	10,107	740,944
Myriad Genetics Inc (b)	64,002	462,734
Neurogene Inc (b)	5,940	102,940
Nkarta Inc (b)	42,606	88,194
Novavax Inc (a)(b)	46,348	401,837
Nuvalent Inc Class A (b)	2,834	245,084
Oncternal Therapeutics Inc rights (a)(b)(c)	466	0
Organogenesis Holdings Inc Class A (b)	53,418	225,424
ORIC Pharmaceuticals Inc (a)(b)	31,769	381,228
Praxis Precision Medicines Inc (b)	3,324	176,172
Precigen Inc (a)(b)	27,865	91,676
Protagonist Therapeutics Inc (b)	6,508	432,326
PTC Therapeutics Inc (b)	18,804	1,154,002
Puma Biotechnology Inc (b)	38,077	202,189
Q32 Bio Inc (a)(b)	11,903	23,568
Q32 Bio Inc rights (a)(b)(c)	22,439	0
Recursion Pharmaceuticals Inc Class A (a)(b)	17,383	84,829
REGENXBIO Inc (b)	5,722	55,217
Relay Therapeutics Inc (a)(b)	31,946	166,758
Replimune Group Inc (a)(b)	30,110	126,161
Rhythm Pharmaceuticals Inc (b)	13,601	1,373,566
Rigel Pharmaceuticals Inc (b)	8,317	235,621
Sangamo Therapeutics Inc (a)(b)	220,038	148,174
Scholar Rock Holding Corp (b)	13,208	491,866
Soleno Therapeutics Inc (b)	9,154	618,810
Solid Biosciences Inc (b)	39,702	244,961
Surface Oncology Inc rights (b)(c)	32,938	0
TG Therapeutics Inc (a)(b)	18,708	675,827
Tonix Pharmaceuticals Holding Corp (a)(b)	7,399	178,760
Travere Therapeutics Inc (b)	33,349	797,041
Twist Bioscience Corp (a)(b)	19,114	537,868
UroGen Pharma Ltd (b)	19,515	389,324
Vanda Pharmaceuticals Inc (b)	49,378	246,396
Vaxcyte Inc (b)	16,477	593,502
Vera Therapeutics Inc Class A (b)	12,261	356,305
Veracyte Inc (b)	19,562	671,563
Verastem Inc (a)(b)	42,609	376,237
Vericel Corp (b)	3,319	104,449
Voyager Therapeutics Inc (a)(b)	28,887	134,902
Xencor Inc (b)	8,888	104,256
Zentalis Pharmaceuticals Inc (b)	42,799	64,626
		32,931,039
Health Care Equipment & Supplies - 1.7%
Accuray Inc Del (b)	178,351	297,846
Alphatec Holdings Inc (b)	15,026	218,478
AtriCure Inc (a)(b)	34,633	1,220,813
Bioventus Inc (a)(b)	42,140	281,917
Cerus Corp (b)	183,372	291,561
Enovis Corp (b)	13,895	421,574
Glaukos Corp (b)	4,894	399,106
Haemonetics Corp (b)	5,393	262,855
iRhythm Technologies Inc (b)	10,105	1,737,959
Lantheus Holdings Inc (b)	1,444	74,063
Merit Medical Systems Inc (b)	1,013	84,312
NeuroPace Inc (b)	7,285	75,108
Omnicell Inc (b)	23,236	707,536
Orthofix Medical Inc (b)	77,359	1,132,536
Tactile Systems Technology Inc (b)	13,549	187,518
Tandem Diabetes Care Inc (b)	40,020	485,843
Varex Imaging Corp (b)	61,265	759,686
		8,638,711
Health Care Providers & Services - 3.5%
Alignment Healthcare Inc (b)	86,121	1,502,811
Aveanna Healthcare Holdings Inc (b)	17,580	155,935
BrightSpring Health Services Inc (b)	54,667	1,615,957
Brookdale Senior Living Inc (b)	1,196	10,130
Enhabit Inc (b)	28,784	230,560
Fulgent Genetics Inc (b)	7,248	163,805
GeneDx Holdings Corp Class A (b)	16,268	1,752,714
Guardant Health Inc (a)(b)	62,969	3,934,303
HealthEquity Inc (b)	26,234	2,486,196
Hims & Hers Health Inc Class A (a)(b)	26,127	1,481,923
NeoGenomics Inc (b)	29,512	227,833
Option Care Health Inc (b)	116,107	3,223,130
PACS Group Inc (b)	15,700	215,561
Privia Health Group Inc (b)	19,924	496,108
		17,496,966
Health Care Technology - 0.7%
Claritev Corp Class A (a)(b)	6,039	320,550
Health Catalyst Inc (a)(b)	45,068	128,444
HealthStream Inc	57,632	1,627,528
Phreesia Inc (b)	38,081	895,665
Teladoc Health Inc (b)	38,396	296,801
		3,268,988
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)	33,561	392,328
Adaptive Biotechnologies Corp (b)	60,468	904,601
Codexis Inc (b)	53,949	131,636
		1,428,565
Pharmaceuticals - 1.6%
Amneal Intermediate Inc Class A (b)	62,803	628,658
ANI Pharmaceuticals Inc (b)	6,364	582,942
Atea Pharmaceuticals Inc (b)	21,416	62,105
Axsome Therapeutics Inc (b)	4,581	556,362
Collegium Pharmaceutical Inc (b)	11,440	400,286
Crinetics Pharmaceuticals Inc (b)	7,887	328,494
EyePoint Pharmaceuticals Inc (b)	10,278	146,359
Harmony Biosciences Holdings Inc (b)	13,477	371,426
Ligand Pharmaceuticals Inc (b)	4,875	863,558
Nektar Therapeutics (a)(b)	8,997	511,929
Pacira BioSciences Inc (b)	17,766	457,830
Phibro Animal Health Corp Class A	10,725	433,934
Prestige Consumer Healthcare Inc (b)	12,047	751,733
Supernus Pharmaceuticals Inc (b)	14,793	706,957
Tarsus Pharmaceuticals Inc (b)	1,080	64,184
Trevi Therapeutics Inc (b)	28,400	259,860
WaVe Life Sciences Ltd (b)	35,183	257,540
Xeris Biopharma Holdings Inc (b)	70,420	573,219
		7,957,376
TOTAL HEALTH CARE		71,721,645

Industrials - 17.8%
Aerospace & Defense - 2.2%
AAR Corp (b)	16,060	1,440,100
Archer Aviation Inc Class A (b)	69,266	663,568
Ducommun Inc (b)	22,330	2,146,583
Intuitive Machines Inc Class A (b)	2,952	31,055
Kratos Defense & Security Solutions Inc (b)	45,089	4,119,782
Park Aerospace Corp	6,097	124,013
Rocket Lab Corp (a)	46,648	2,234,906
		10,760,007
Building Products - 1.4%
Apogee Enterprises Inc	26,419	1,151,076
Gibraltar Industries Inc (b)	16,819	1,056,233
Griffon Corp	18,601	1,416,466
Resideo Technologies Inc (b)	80,544	3,477,890
		7,101,665
Commercial Services & Supplies - 1.4%
ABM Industries Inc	24,576	1,133,445
BrightView Holdings Inc (b)	24,403	327,000
Brink's Co/The	6,144	717,988
CECO Environmental Corp (b)	22,960	1,175,552
Healthcare Services Group Inc (b)	27,211	457,961
Interface Inc	22,602	654,102
OPENLANE Inc (b)	54,595	1,571,245
Pitney Bowes Inc	14,269	162,809
UniFirst Corp/MA	2,732	456,763
Vestis Corp	71,087	322,024
		6,978,889
Construction & Engineering - 2.5%
Arcosa Inc	33,057	3,097,771
Comfort Systems USA Inc	3,312	2,732,996
Dycom Industries Inc (b)	2,744	800,589
EMCOR Group Inc	3,751	2,436,425
Granite Construction Inc	2,764	303,073
Limbach Holdings Inc (b)	6,535	634,679
MYR Group Inc (b)	5,918	1,231,122
Orion Group Holdings Inc (a)(b)	13,623	113,343
Primoris Services Corp	3,979	546,436
Sterling Infrastructure Inc (b)	1,303	442,603
		12,339,037
Electrical Equipment - 3.3%
Allient Inc	13,767	616,073
American Superconductor Corp (b)	13,106	778,365
Array Technologies Inc (a)(b)	2,207	17,987
Bloom Energy Corp Class A (a)(b)	66,877	5,655,789
EnerSys	30,390	3,432,855
Enovix Corp Class B (b)	500	4,985
Eos Energy Enterprises Inc (a)(b)	20,774	236,616
LSI Industries Inc	39,154	924,426
NuScale Power Corp Class A (a)(b)	12,297	442,692
Preformed Line Products Co	11,382	2,232,579
Sunrun Inc (a)(b)	17,605	304,390
Vicor Corp (b)	24,952	1,240,613
		15,887,370
Ground Transportation - 0.3%
ArcBest Corp	4,408	307,987
Covenant Logistics Group Inc Class A	3,610	78,193
Marten Transport Ltd	95,826	1,021,505
		1,407,685
Machinery - 2.9%
Astec Industries Inc	19,278	927,850
Atmus Filtration Technologies Inc	8,480	382,363
Chart Industries Inc (b)	4,303	861,245
ESCO Technologies Inc	3,021	637,763
Federal Signal Corp	26,210	3,118,728
Franklin Electric Co Inc	11,549	1,099,465
Gorman-Rupp Co/The	10,321	478,998
Hillman Solutions Corp Class A (b)	140,117	1,286,274
Hurco Cos Inc (b)	5,989	104,209
Hyster-Yale Inc Class A	11,786	434,432
L B Foster Co Class A (b)	3,644	98,206
Mueller Water Products Inc Class A1	4,614	117,749
Proto Labs Inc (b)	24,672	1,234,340
SPX Technologies Inc (b)	6,624	1,237,231
Trinity Industries Inc	39,720	1,113,749
Watts Water Technologies Inc Class A	1,359	379,542
Worthington Enterprises Inc	13,464	747,117
		14,259,261
Marine Transportation - 0.0%
Matson Inc	1,824	179,828
Passenger Airlines - 0.9%
Allegiant Travel Co (b)	1,160	70,493
Joby Aviation Inc Class A (b)	89,840	1,450,018
SkyWest Inc (b)	30,418	3,060,659
		4,581,170
Professional Services - 1.0%
ExlService Holdings Inc (b)	36,318	1,599,082
IBEX Holdings Ltd (b)	2,928	118,643
Insperity Inc	18,301	900,409
Maximus Inc	13,090	1,196,033
Planet Labs PBC Class A (b)	71,399	926,759
Willdan Group Inc (b)	3,039	293,841
		5,034,767
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies Inc	5,609	1,464,229
DXP Enterprises Inc/TX (b)	22,575	2,688,005
FTAI Aviation Ltd	14,935	2,492,054
McGrath RentCorp	4,819	565,269
Rush Enterprises Inc Class A	30,450	1,628,162
Xometry Inc Class A (b)	6,920	376,932
		9,214,651
TOTAL INDUSTRIALS		87,744,330

Information Technology - 15.6%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (b)	13,451	126,170
CommScope Holding Co Inc (b)	105,619	1,634,983
Extreme Networks Inc (b)	37,913	782,903
Harmonic Inc (b)	16,725	170,261
NetScout Systems Inc (b)	35,687	921,795
Viavi Solutions Inc (b)	84,442	1,071,569
		4,707,681
Electronic Equipment, Instruments & Components - 2.8%
Aeva Technologies Inc (b)	17,549	254,460
Arlo Technologies Inc (b)	83,356	1,412,884
Benchmark Electronics Inc	35,752	1,378,240
Daktronics Inc (b)	22,639	473,608
Evolv Technologies Holdings Inc Class A (b)	20,464	154,502
Itron Inc (b)	20,512	2,554,975
Mirion Technologies Inc Class A (b)	17,229	400,747
nLight Inc (b)	18,967	561,992
Ouster Inc Class A (b)	22,271	602,431
PC Connection Inc	8,221	509,620
Plexus Corp (b)	11,232	1,625,158
Sanmina Corp (b)	27,417	3,155,971
ScanSource Inc (b)	14,145	622,239
		13,706,827
IT Services - 0.5%
Applied Digital Corp (a)(b)	26,281	602,886
Backblaze Inc Class A (b)	40,578	376,563
Commerce.com Inc (b)	240,513	1,200,160
Fastly Inc Class A (b)	72,500	619,875
		2,799,484
Semiconductors & Semiconductor Equipment - 3.2%
ACM Research Inc Class A (b)	16,601	649,597
Ambarella Inc (b)	37,131	3,064,050
CEVA Inc (a)(b)	4,145	109,469
Credo Technology Group Holding Ltd (b)	30,417	4,429,019
Diodes Inc (b)	10,801	574,721
MaxLinear Inc Class A (b)	138,426	2,225,890
Navitas Semiconductor Corp Class A (a)(b)	60,554	437,200
PDF Solutions Inc (b)	75,101	1,939,108
Power Integrations Inc	7,423	298,479
Rigetti Computing Inc Class A (a)(b)	39,287	1,170,360
Silicon Laboratories Inc (b)	5,491	720,035
		15,617,928
Software - 7.1%
8x8 Inc (a)(b)	549,554	1,165,054
ACI Worldwide Inc (b)	48,915	2,581,245
Alarm.com Holdings Inc (b)	15,736	835,267
Appian Corp Class A (b)	54,582	1,668,572
Arteris Inc (b)	37,654	380,305
Asana Inc Class A (a)(b)	110,827	1,480,649
Blackbaud Inc (b)	20,376	1,310,381
Cipher Mining Inc (b)	3,143	39,569
Clear Secure Inc Class A (a)	76,121	2,540,919
Commvault Systems Inc (b)	17,692	3,339,896
Core Scientific Inc (a)(b)	13,205	236,898
Domo Inc Class B (a)(b)	68,289	1,081,698
Five9 Inc (b)	10,447	252,817
Intapp Inc (b)	36,831	1,506,388
LivePerson Inc (b)	116,442	67,921
LiveRamp Holdings Inc (b)	67,478	1,831,353
PagerDuty Inc (b)	88,123	1,455,792
Progress Software Corp (b)	66,115	2,904,432
PROS Holdings Inc (b)	30,507	698,915
Q2 Holdings Inc (a)(b)	26,113	1,890,320
Qualys Inc (b)	10,887	1,440,677
Rapid7 Inc (b)	15,838	296,963
SoundHound AI Inc Class A (a)(b)	33,146	532,988
Sprout Social Inc Class A (b)	29,326	378,892
Tenable Holdings Inc (b)	82,975	2,419,551
Upland Software Inc (b)	19,729	46,758
Weave Communications Inc (b)	41,130	274,748
Workiva Inc Class A (b)	8,805	757,934
Xperi Inc (b)	148,878	964,729
Yext Inc (b)	78,767	671,095
		35,052,726
Technology Hardware, Storage & Peripherals - 1.1%
CompoSecure Inc Class A (b)	26,759	557,122
Diebold Nixdorf Inc (b)	28,935	1,650,163
Immersion Corp (a)	61,703	452,900
IonQ Inc (a)(b)	40,685	2,502,128
Quantum Computing Inc (a)(b)	6,609	121,672
		5,283,985
TOTAL INFORMATION TECHNOLOGY		77,168,631

Materials - 5.0%
Chemicals - 1.6%
American Vanguard Corp (b)	47,145	270,612
Balchem Corp	5,489	823,679
Hawkins Inc	3,784	691,412
HB Fuller Co	37,473	2,221,399
Intrepid Potash Inc (b)	3,896	119,140
Mativ Holdings Inc	9,830	111,177
Minerals Technologies Inc	12,790	794,515
PureCycle Technologies Inc (a)(b)	6,526	85,817
Sensient Technologies Corp	28,483	2,673,131
Trinseo PLC	42,860	100,721
		7,891,603
Construction Materials - 0.2%
United States Lime & Minerals Inc	5,946	782,196
Containers & Packaging - 0.2%
O-I Glass Inc (b)	74,028	960,143
Metals & Mining - 3.0%
Carpenter Technology Corp	6,755	1,658,623
Coeur Mining Inc (b)	254,046	4,765,903
Commercial Metals Co	60,409	3,460,228
Hecla Mining Co	275,812	3,337,325
Olympic Steel Inc	21,707	660,978
SunCoke Energy Inc	93,568	763,515
		14,646,572
Paper & Forest Products - 0.0%
Magnera Corp (b)	19,621	229,958
TOTAL MATERIALS		24,510,472

Real Estate - 4.9%
Diversified REITs - 0.3%
American Assets Trust Inc	10,908	221,650
Broadstone Net Lease Inc Class A	35,796	639,675
Essential Properties Realty Trust Inc	20,036	596,271
		1,457,596
Health Care REITs - 1.2%
American Healthcare REIT Inc	12,232	513,866
CareTrust REIT Inc	104,035	3,607,935
Community Healthcare Trust Inc	12,604	192,841
Diversified Healthcare Trust	42,135	185,815
Global Medical REIT Inc	3,209	108,175
Healthpeak Properties Inc	60,986	1,167,882
		5,776,514
Industrial REITs - 0.1%
Terreno Realty Corp	12,821	727,592
Office REITs - 0.6%
Brandywine Realty Trust	68,901	287,317
COPT Defense Properties	46,448	1,349,779
Easterly Government Properties Inc	6,634	152,118
Empire State Realty Trust Inc Class A	124,659	954,888
Piedmont Realty Trust Inc Class A1	15,852	142,668
		2,886,770
Real Estate Management & Development - 1.4%
Compass Inc Class A (b)	309,921	2,488,666
Cushman & Wakefield PLC (b)	192,648	3,066,956
eXp World Holdings Inc (a)	47,030	501,340
Newmark Group Inc Class A	37,526	699,860
RE/MAX Holdings Inc Class A (b)	10,579	99,759
		6,856,581
Residential REITs - 0.0%
Centerspace	4,339	255,567
Retail REITs - 0.7%
Kite Realty Group Trust	11,732	261,624
Phillips Edison & Co Inc	63,024	2,163,614
Tanger Inc	17,044	576,769
Whitestone REIT	20,481	251,506
		3,253,513
Specialized REITs - 0.6%
Farmland Partners Inc	63,068	686,180
Outfront Media Inc	116,217	2,129,096
Safehold Inc	11,964	185,322
		3,000,598
TOTAL REAL ESTATE		24,214,731

Utilities - 2.2%
Electric Utilities - 0.4%
Oklo Inc Class A (a)(b)	14,880	1,661,055
TXNM Energy Inc	7,413	419,205
		2,080,260
Gas Utilities - 1.0%
New Jersey Resources Corp	22,110	1,064,597
Southwest Gas Holdings Inc	36,111	2,828,936
Spire Inc (a)	7,604	619,877
		4,513,410
Independent Power and Renewable Electricity Producers - 0.7%
Hallador Energy Co (b)	63,872	1,249,975
Ormat Technologies Inc (a)	21,211	2,041,559
		3,291,534
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	2,694	157,895
Water Utilities - 0.1%
American States Water Co	5,583	409,346
Consolidated Water Co Ltd	5,119	180,598
		589,944
TOTAL UTILITIES		10,633,043

TOTAL UNITED STATES		473,781,694
TOTAL COMMON STOCKS (Cost $394,766,301)		484,738,833

Money Market Funds - 9.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	8,382,781	8,384,457
Fidelity Securities Lending Cash Central Fund (e)(f)	4.19	37,062,431	37,066,137
TOTAL MONEY MARKET FUNDS (Cost $45,450,594)			45,450,594

TOTAL INVESTMENT IN SECURITIES - 107.4% (Cost $440,216,895)	530,189,427
NET OTHER ASSETS (LIABILITIES) - (7.4)% (d)	(36,474,373)
NET ASSETS - 100.0%	493,715,054

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	69	12/19/2025	8,471,475	108,762	108,762

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Includes $570,838 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,479,436.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,206,549	52,842,666	50,664,705	154,151	(53)	-	8,384,457	8,382,781	0.0%
Fidelity Securities Lending Cash Central Fund	28,207,874	128,132,150	119,273,887	90,348	-	-	37,066,137	37,062,431	0.1%
Total	34,414,423	180,974,816	169,938,592	244,499	(53)	-	45,450,594

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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